Fair Value Measurement - Schedule of Carrying Amounts and Fair Values (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 26, 2026	Dec. 31, 2025
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liabilities – Level 3	$ 0		$ 1,874
Earn-out share liabilities - Level 3	7,164	$ 9,997	0
Fair Value, Inputs, Level 3 | Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liabilities – Level 3	0		1,874
Earn-out share liabilities - Level 3	7,164		0
Fair Value, Inputs, Level 3 | Estimate of Fair Value Measurement | SIF Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	23,493		23,609
Fair Value, Inputs, Level 3 | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liabilities – Level 3	0		1,874
Earn-out share liabilities - Level 3	7,164		0
Fair Value, Inputs, Level 3 | Reported Value Measurement | SIF Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	27,612		27,536
Fair Value, Inputs, Level 2 | Estimate of Fair Value Measurement | FedDev Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	2,421		2,462
Fair Value, Inputs, Level 2 | Reported Value Measurement | FedDev Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	$ 2,421		$ 2,462